Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Liabilities Carried at Fair Value (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Noncurrent Financial Assets
Derivative financial assets – net of current portion	₱ 140	₱ 215
Current Financial Assets
Current portion of derivative financial assets	183	171
Current portion of financial assets at fair value through other comprehensive income	1,604
Current portion of other financial assets (Notes 19 and 27)	7,008
Total assets	95,747	104,220
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion		8
Current Financial Liabilities
Current portion of derivative financial liabilities	80	141
Total liabilities	332,771	311,596
Fair Value [Member]
Noncurrent Financial Assets
Financial assets at FVPL	4,763
Available-for-sale financial investments		15,165
Derivative financial assets – net of current portion	140	215
Financial assets at FVOCI – net of current portion	2,749
Current Financial Assets
Current portion of derivative financial assets	183	170
Current portion of financial assets at fair value through other comprehensive income	1,604
Current portion of other financial assets (Notes 19 and 27)	6,833
Total assets	16,272	15,550
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion		8
Current Financial Liabilities
Current portion of derivative financial liabilities	80	141
Accrued expenses and other current liabilities	7,862
Total liabilities	7,942	149
Level 1 [Member] | Fair Value [Member]
Noncurrent Financial Assets
Financial assets at FVPL	3,625
Available-for-sale financial investments		12,848
Current Financial Assets
Total assets	3,625	12,848
Level 2 [Member] | Fair Value [Member]
Noncurrent Financial Assets
Financial assets at FVPL	154
Available-for-sale financial investments		130
Derivative financial assets – net of current portion	140	215
Financial assets at FVOCI – net of current portion	2,749
Current Financial Assets
Current portion of derivative financial assets	183	170
Current portion of financial assets at fair value through other comprehensive income	1,604
Current portion of other financial assets (Notes 19 and 27)	6,833
Total assets	11,663	515
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion		8
Current Financial Liabilities
Current portion of derivative financial liabilities	80	141
Accrued expenses and other current liabilities	7,862
Total liabilities	7,942	149
Level 3 [Member] | Fair Value [Member]
Noncurrent Financial Assets
Financial assets at FVPL	984
Available-for-sale financial investments		2,187
Current Financial Assets
Total assets	₱ 984	₱ 2,187